Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio - VIP Investor Freedom 2030 Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738